UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10351

        Nuveen Georgia Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Georgia Dividend Advantage Municipal Fund (NZX)
	August 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 3.7% (2.5% of Total Investments)
$ 1,000	Cartersville Development Authority, Georgia, Waste and Wastewater Facilities Revenue Refunding	2/12 at 100.00	A	$1,058,560
	Bonds, Anheuser Busch Cos. Inc. Project, Series 2002, 5.950%, 2/01/32 (Alternative Minimum Tax)

	Education and Civic Organizations – 22.9% (15.4% of Total Investments)
1,000	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus	12/12 at 100.00	Aaa	1,039,150
	Housing LLC Project, Series 2002, 5.250%, 12/01/21 – AMBAC Insured
1,475	Bulloch County Development Authority, Georgia, Student Housing and Athletic Facility Lease	8/14 at 100.00	Aaa	1,549,458
	Revenue Bonds, Georgia Southern University, Series 2004, 5.250%, 8/01/20 – XLCA Insured
1,620	Bulloch County Development Authority, Georgia, Student Housing Lease Revenue Bonds, Georgia	8/12 at 100.00	Aaa	1,681,123
	Southern University, Series 2002, 5.000%, 8/01/20 – AMBAC Insured
500	Carrollton Payroll Development Authority, Georgia, Student Housing Revenue Bonds, University	9/14 at 100.00	Aaa	514,720
	of West Georgia, Series 2004A, 5.000%, 9/01/21 – XLCA Insured
1,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Athletic	4/12 at 100.00	AAA	1,038,030
	Association, Series 2001, 5.000%, 10/01/20 – AMBAC Insured
200	Gainesville Redevelopment Authority, Georgia, Educational Facilities Revenue Bonds, Riverside	3/17 at 100.00	N/R	184,068
	Military Academy Project, Series 2007, 5.125%, 3/01/37
500	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Center LLC, Series	12/15 at 100.00	AAA	507,900
	2005A, 5.000%, 12/01/34 – XLCA Insured

6,295	Total Education and Civic Organizations			6,514,449

	Energy – 2.1% (1.4% of Total Investments)
650	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series	1/15 at 100.00	BBB	597,623
	2007, 4.700%, 7/01/22 (Alternative Minimum Tax)

	Health Care – 25.1% (16.9% of Total Investments)
150	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center,	12/07 at 102.00	BB+	147,962
	Series 1997, 5.250%, 12/01/12
190	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center,	12/08 at 102.00	BB+	179,748
	Series 1998, 5.375%, 12/01/28
440	Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Improvement Bonds,	7/11 at 101.00	BBB+	456,020
	Memorial Health University Medical Center Inc., Series 2001A, 6.125%, 1/01/24
500	Clark County Hospital Authority, Georgia, Hospital Revenue Bonds, Athens Regional Medical	1/17 at 100.00	AAA	511,005
	Center, Series 2007, 5.000%, 1/01/27 – MBIA Insured
1,000	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional	1/12 at 101.00	AAA	1,043,180
	Medical Center, Series 2002, 5.375%, 1/01/19 – MBIA Insured
500	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical	12/14 at 100.00	BBB+	497,625
	Center, Series 2004, 5.250%, 12/01/22
500	Henry County Hospital Authority, Georgia, Revenue Certificates, Henry Medical Center, Series	7/14 at 101.00	Aaa	517,105
	2004, 5.000%, 7/01/20 – MBIA Insured
500	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series	10/17 at 100.00	A2	502,505
	2007, 5.250%, 10/01/35
500	Savannah Hospital Authority, Georgia, Revenue Bonds, St. Joseph’s/Candler Health System,	1/14 at 100.00	AA	500,765
	Series 2003, 5.250%, 7/01/23 – RAAI Insured
2,000	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/12 at 101.00	AAA	2,055,940
	Medical Center, Series 2002, 5.250%, 10/01/27 – AMBAC Insured
750	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/17 at 100.00	A+	732,345
	Medical Center, Series 2007, 5.000%, 10/01/33

7,030	Total Health Care			7,144,200

	Housing/Single Family – 12.8% (8.6% of Total Investments)
650	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002B-2, 5.350%,	12/11 at 100.00	AAA	656,013
	12/01/22 (Alternative Minimum Tax)
1,000	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2006C-2, 4.500%,	12/15 at 100.00	AAA	917,020
	12/01/27 (Alternative Minimum Tax)
2,000	Georgia Housing and Finance Authority, Single Family Mortgage Resolution 1 Bonds, Series	12/11 at 100.00	AAA	2,055,560
	2002A-2, 5.450%, 12/01/22 (Alternative Minimum Tax)

3,650	Total Housing/Single Family			3,628,593

	Industrials – 2.7% (1.8% of Total Investments)
750	Savannah Economic Development Authority, Georgia, Revenue Bonds, GTREP Project, Series 2002,	7/12 at 100.00	AAA	780,450
	5.000%, 7/01/19 – MBIA Insured

	Long-Term Care – 2.4% (1.6% of Total Investments)
500	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care,	7/17 at 100.00	N/R	428,625
	Lenbrook Square Project, Series 2006A, 5.125%, 7/01/42
250	Medical Center Hospital Authority, Georgia, Revenue Bonds, Spring Harbor at Green Island,	No Opt. Call	N/R	247,923
	Series 2007, 5.000%, 7/01/11

750	Total Long-Term Care			676,548

	Materials – 2.2% (1.5% of Total Investments)
20	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds,	11/13 at 100.00	BBB	20,158
	International Paper Company, Series 2003A, 5.750%, 11/01/27 (Alternative Minimum Tax)
600	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Refunding	2/12 at 101.00	BBB	617,388
	Bonds, International Paper Company, Series 2002A, 6.000%, 2/01/25 (Alternative Minimum Tax)

620	Total Materials			637,546

	Tax Obligation/General – 9.6% (6.4% of Total Investments)
200	Decatur, Georgia, General Obligation Bonds, Series 2007, 5.000%, 1/01/31 – FSA Insured	1/17 at 100.00	AAA	206,846
700	Georgia State, General Obligation Bonds, Series 2007, 5.000%, 8/01/24	8/17 at 100.00	AAA	736,022
500	Georgia, General Obligation Bonds, Series 2005B, 5.000%, 7/01/15	No Opt. Call	AAA	538,715
600	Paulding County School District, Georgia, General Obligation Bonds, Series 2007, 5.000%, 2/01/33	2/17 at 100.00	AA+	616,536
595	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2004A, 5.250%, 7/01/22	7/14 at 100.00	BBB–	616,890

2,595	Total Tax Obligation/General			2,715,009

	Tax Obligation/Limited – 7.5% (5.0% of Total Investments)
40	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007, 5.000%, 12/01/23 –	12/17 at 100.00	AAA	41,145
	AGC Insured
1,525	Macon-Bibb County Urban Development Authority, Georgia, Revenue Refunding Bonds, Public	8/12 at 101.00	AA	1,617,095
	Facilities Projects, Series 2002A, 5.000%, 8/01/14
425	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Series 2007,	No Opt. Call	AAA	465,282
	5.250%, 7/01/32 – FGIC Insured

1,990	Total Tax Obligation/Limited			2,123,522

	Transportation – 3.7% (2.5% of Total Investments)
1,000	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2000A, 5.400%, 1/01/15 –	1/10 at 101.00	AAA	1,042,000
	FGIC Insured

	U.S. Guaranteed – 33.5% (22.5% of Total Investments) (4)
1,500	Coweta County Development Authority, Georgia, Revenue Bonds, Newnan Water and Sewer, and Light	1/13 at 100.00	Aaa	1,605,900
	Commission Project, Series 2002, 5.250%, 1/01/18 (Pre-refunded 1/01/13) – FGIC Insured
1,250	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	5/11 at 100.00	A– (4)	1,323,175
	Northeast Georgia Health Services Inc., Series 2001, 5.500%, 5/15/31 (Pre-refunded 5/15/11)
830	Georgia, General Obligation Bonds, Series 2002D, 5.000%, 8/01/18 (Pre-refunded 8/01/12)	8/12 at 100.00	AAA	880,182
1,900	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett Hospital	2/12 at 102.00	AAA	2,055,572
	System Inc. Project, Series 1997B, 5.300%, 9/01/27 (Pre-refunded 2/14/12) – MBIA Insured
1,200	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series	10/11 at 102.00	Baa2 (4)	1,311,864
	2001, 5.750%, 10/01/31 (Pre-refunded 10/01/11)
1,000	Rockdale County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1999A, 5.375%,	1/10 at 101.00	AAA	1,047,270
	7/01/29 (Pre-refunded 1/01/10) – MBIA Insured
1,200	Summerville, Georgia, Combined Public Utility System Revenue Refunding and Improvement Bonds,	1/12 at 101.00	Baa3 (4)	1,305,060
	Series 2002, 5.750%, 1/01/26 (Pre-refunded 1/01/12)

8,880	Total U.S. Guaranteed			9,529,023

	Utilities – 1.9% (1.2% of Total Investments)
500	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A,	11/13 at 100.00	AAA	536,710
	5.250%, 11/01/15 – MBIA Insured

	Water and Sewer – 18.9% (12.7% of Total Investments)
1,200	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/24 –	11/14 at 100.00	AAA	1,232,267
	FSA Insured
2,065	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2002, 5.000%, 10/01/16 –	10/12 at 100.00	AAA	2,175,766
	FSA Insured
500	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/22 –	1/14 at 100.00	AAA	515,839
	FGIC Insured
1,395	Macon Water Authority, Georgia, Water and Sewer Revenue Bonds, Series 2001B, 5.000%, 10/01/21	10/11 at 101.00	AA–	1,443,685

5,160	Total Water and Sewer			5,367,557

$ 40,870	Total Investments (cost $41,623,759) – 149.0%			42,351,790

	Other Assets Less Liabilities – 3.8%			1,076,833

	Preferred Shares, at Liquidation Value – (52.8)%			(15,000,000)

	Net Assets Applicable to Common Shares – 100%			$28,428,623

Forward Swaps outstanding at August 31, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (5)	Date	(Depreciation)

Goldman Sachs	$ 400,000	Pay	3-Month USD-LIBOR	5.375%	Semi-Annually	4/23/08	4/23/30	$ (3,246)
Royal Bank of Canada	2,200,000	Pay	SIFM	4.335	Quarterly	8/06/08	8/06/37	46,509

								$43,263

USD-LIBOR (Unitied States Dollar-London Inter-Bank Offered Rate)
SIFM-The daily arithmetic average of the weekly SIFM (Securities Industry and Financial Markets) Municipal Swap Index.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2007, the cost of investments was $41,705,398.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2007, were as follows:

Gross unrealized:
Appreciation	$1,138,273
Depreciation	(491,881)

Net unrealized appreciation (depreciation) of investments	$ 646,392

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Georgia Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         October 30, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        October 30, 2007

* Print the name and title of each signing officer under his or her signature.